Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 62.0	£ 85.6
Payments due to vendors, Non-current	98.1	111.1
Payments due to vendors	160.1	196.7
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	62.0	85.6
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	19.5	24.0
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	27.6	35.7
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	28.6	51.4
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 22.4	£ 0.0